Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Interest revenue		$ 520,373	$ 144,059	$ 1,298,112	$ 237,519	$ 521,018	$ 56,585
Other revenue		19,494	1,100	29,217	2,313	8,207	6,364
TOTAL REVENUES		539,867	145,159	1,327,329	239,832	529,225	62,949
OPERATING EXPENSES
Salaries and wages		718,532	914,610	1,551,382	1,655,392	1,889,136	1,345,243
Other operating expenses		329,441	222,623	905,721	657,508	1,074,409	513,197
Consulting		282,189	88,955	905,002	678,023	871,228	422,771
Provision for credit losses		213,611	142,182	793,619	344,558	614,684	63,573
Advertising		211,828	142,787	527,452	288,539	290,315	77,380
Rent		57,372	69,404	187,975	192,189	250,744	290,985
Travel, meals and entertainment		25,718	32,023	101,628	287,373	376,101	95,505
Depreciation and amortization		4,192	3,747	12,207	11,531	$ 15,054	36,885
Start up costs, note 10							1,500,000
TOTAL OPERATING EXPENSES		1,842,883	1,616,331	4,984,986	4,115,113	$ 5,381,671	4,345,539
LOSS FROM OPERATIONS		(1,303,016)	(1,471,172)	(3,657,657)	(3,875,281)	(4,852,446)	(4,282,590)
OTHER INCOME (EXPENSE)
Interest expense		(122,225)	$ (199,986)	(596,452)	$ (433,681)	(558,257)	(195,895)
Miscellaneous income (expense)		4,906		14,756		8,949	510
TOTAL OTHER INCOME (EXPENSE)		(117,319)	$ (199,986)	(581,696)	$ (433,681)	(549,308)	(195,385)
NET LOSS		$ (1,420,335)	$ (1,671,158)	$ (4,239,353)	$ (4,308,962)	$ (5,401,754)	$ (4,477,975)
Net loss per share, basic and diluted	[1]	$ (0.06)	$ (0.11)	$ (0.19)	$ (0.37)	$ (0.40)	$ (0.72)
Weighted average number of shares, basic and diluted	[1]	24,518,881	15,711,788	22,571,123	11,668,035	13,345,142	6,188,500

[1]	The consolidated financial statements have been retroactively restated to reflect the 100-for-1 reverse split that occurred on June 17, 2015